Provision for Payments in Lieu of Corporate Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets
Post-retirement and post-employment benefits expense in excess of cash payments	7	7
Environmental expenditures	5	4
Depreciation and amortization in excess of capital cost allowance		3
Other	(1)
Total deferred income tax assets	11	14
Less: current portion
Deferred income tax assets, Noncurrent	11	14
Deferred income tax liabilities
Capital cost allowance in excess of depreciation and amortization	(1,556)	(1,344)
Post-retirement and post-employment benefits expense in excess of cash payments	542	519
Environmental expenditures	66	62
Regulatory amounts that are not recognized for tax purposes	(144)	(147)
Goodwill	(20)	(19)
Other	1	3
Total deferred income tax liabilities	(1,111)	(926)
Less: current portion	18	18
Deferred income tax liabilities, Noncurrent	(1,129)	(944)